Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 1,905		$ 2,216
Work-in-process	3,248		3,445
Raw materials and supplies	510		505
Inventories	5,663	[1]	6,166	[1]
Noncurrent inventories not included above(a)	$ 425	[2]	$ 463	[2]

[1]	Amounts may not add due to rounding.
[2]	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.